Transactions and Balances with Related Parties (Details) ₪ in Millions								1 Months Ended								3 Months Ended	12 Months Ended
	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Jul. 05, 2021	Apr. 08, 2021 USD ($)	Feb. 02, 2021 USD ($)	Oct. 14, 2020 USD ($)	Feb. 12, 2020	Feb. 22, 2022 USD ($)	Nov. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Apr. 19, 2020 USD ($)	Aug. 27, 2019 USD ($)	Jul. 31, 2019 USD ($)	May 30, 2019	May 01, 2019 USD ($)	Oct. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Transactions and Balances with Related Parties (Details) [Line Items]
Amount of provision for bonus																	$ 86,000	$ 34,000
Description of directors and officers liability insurance providing total coverage																	The Company currently has directors’ and officers’ liability insurance providing total coverage of USD 7 million for the benefit of all of the Company directors and officers, in respect of which the Company are charged a twelve-month premium of USD 721, and which includes a deductible of up to USD 1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed USD 2.5 million and USD 5 million in respect of claim with respect to Mergers and Acquisitions.
Line of credit												$ 500,000
Annual interest rate			10.00%		4.00%							4.00%					4.00%
Repayment of credit line term description												The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.
Monthly fee													$ 10,000
Fully-diluted share capital percentage													5.00%
Proceeds from exercise of warrants																	$ 2,000,000		$ 2,000,000
Consultant investment																	250
Intercompany agreement, description														In consideration for its services, Pure Capital is entitled to a monthly fee of NIS 40 thousand (approximately USD 11 thousands), a finder’s fee of 5% of any investment of equity or debt introduced by him to the Company and reimbursement of expenses of up to USD 1 thousand per month.
Amount of finder fees															$ 125,000
Options granted																		189,000
Invested amount				$ 300,000		$ 750,000
Aggregate amount				$ 2,250,000				$ 1,000,000
Share capital percentage				47.69%
Loan amount	$ 1,240,000	₪ 4			$ 940,000				$ 250,000	$ 4,000,000							250,000
Interest rate									4.00%	4.00%						5.63%
Consideration amount											$ 2,000,000
Related Parties [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties																	583,000	189,000	61,000
Payroll and Other Short-Term Benefits [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Amount of provision for bonus																	118,000	53,000	46,000
Directors [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties																	$ 195,000	$ 734,000	126,000
Shrem Zilberman Group Ltd [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balances with related parties																			$ 165,000
Percentage of exercise price of warrants																			3.00%
ScoutCam Inc. [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Consultant investment																			$ 250,000
Kfir Zilberman [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balances with related parties															$ 11,000
Percentage of finder fee															5.00%
Reimbursement expenses															$ 1,000
Major Ordinary Share Transactions [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Description of directors and officers liability insurance providing total coverage							On February 12, 2020, ScoutCam’s Inc. Board of Directors authorized the grant of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of USD 0.001 par value at an exercise price of USD 0.29.